Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues	$ 2,500	$ 2,500	$ 11,020	$ 12,894
Operating expenses:
Research and development expenses	466,014	825,486	1,608,935	3,294,402
General and administrative expenses	1,880,122	1,301,189	4,683,539	3,217,613
Total operating expenses	2,346,136	2,126,675	6,292,474	6,512,015
Operating loss	(2,343,636)	(2,124,175)	(6,281,454)	(6,499,121)
Other income (expense):
Interest income	7,731	15,234	27,935	55,086
Interest expense	(3,586)	(1,913)	(14,015)	(4,437)
Warrant inducement expense			(5,620,089)
Gain on fair value of liability classified warrants	17,669	320,785	39,642	416,796
Other income (expense)		26,935		(282,371)
Total other income (expense)	21,814	361,041	(5,566,527)	185,074
Net loss	$ (2,321,822)	$ (1,763,134)	$ (11,847,981)	$ (6,314,047)
Net loss per share - basic and diluted (in dollars per share)	$ (0.13)	$ (0.59)	$ (0.93)	$ (4.80)
Weighted average common shares outstanding - basic and diluted (in shares)	17,306,672	2,975,779	12,713,094	1,316,597
Comprehensive loss:
Net loss	$ (2,321,822)	$ (1,763,134)	$ (11,847,981)	$ (6,314,047)
Foreign currency translation adjustment	3,180	(4,501)	2,200	(7,257)
Comprehensive loss	$ (2,318,642)	$ (1,767,635)	$ (11,845,781)	$ (6,321,304)